Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 30, 2025	Apr. 30, 2024
Common Class A [Member]
Ordinary Shares, par value	$ 0.0001	$ 0.0001
Ordinary Shares, shares outstanding	10,601,750	10,473,625
Common Class B [Member]
Ordinary Shares, par value	$ 0.0001	$ 0.0001
Ordinary Shares, shares outstanding	15,125,251	15,125,251